Retirement benefit plans - Narrative (Details) - EUR (€)	12 Months Ended			24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gains (losses) recognized in OCI	€ (40,000)	€ (583,000)	€ 202,000
Amounts due by employer to pension plans	€ 2,200,000	1,700,000	1,500,000
Expected rate of return on plan assets	1.70%
France
Disclosure of net defined benefit liability (asset) [line items]
Total obligation included in the balance sheet	€ 3,412,500	3,133,400	2,692,900	€ 3,412,500
Actuarial gains (losses) recognized in OCI	(93,900)	(193,200)	€ (201,500)
Belgium
Disclosure of net defined benefit liability (asset) [line items]
Guaranteed rate of return on employer contributions			3.25%
Guaranteed rate of return on employee contributions			3.75%
Total obligation included in the balance sheet	169,400	386,600		169,400
Actuarial gains (losses) recognized in OCI	53,900	(389,900)
Amounts due by employer to pension plans	964,000	528,000	€ 476,300
Amounts paid by employer after year end	64,000	42,500	35,900
Plan assets	€ 2,554,700	€ 1,788,700	€ 1,063,700	€ 2,554,700
Weighted average guaranteed interest rate	2.41%	2.82%	3.00%	2.41%
Belgium | Minimum
Disclosure of net defined benefit liability (asset) [line items]
Guaranteed rate of return on employer contributions				1.75%
Belgium | Maximum
Disclosure of net defined benefit liability (asset) [line items]
Guaranteed rate of return on employer contributions				3.75%
Retirement benefits including death benefits [member] | France
Disclosure of net defined benefit liability (asset) [line items]
Total obligation included in the balance sheet	€ 2,046,800	€ 1,808,500	€ 1,520,900	€ 2,046,800
Other post-employment benefits [member] | France
Disclosure of net defined benefit liability (asset) [line items]
Total obligation included in the balance sheet	€ 1,365,700	€ 1,324,900	€ 1,172,000	€ 1,365,700